Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Schedule of share-based compensation expenses
For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses recognized were RMB7,548 million, RMB4,804 million and RMB2,999 million, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Cost of revenues	143	133	80
Fulfillment	930	697	424
Marketing	631	426	273
Research and development	1,557	859	599
General and administrative	4,287	2,689	1,623

Total	7,548	4,804	2,999

Employee and non-employee
Share-based compensation
Schedule of RSUs activity
A summary of activities of the service-based RSUs for the years ended December 31, 2022, 2023 and 2024 is presented as follows:

	Number of RSUs	Weighted- Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2021	95,108,866	25.89

Granted	13,951,100	29.81
Vested	(23,123,292)	23.04
Forfeited or cancelled	(14,295,620)	25.94

Unvested as of December 31, 2022	71,641,054	27.56

Granted	16,682,380	18.24
Vested	(19,416,652)	24.83
Forfeited or cancelled	(14,918,722)	28.48

Unvested as of December 31, 2023	53,988,060	25.40

Granted	43,677,248	15.33
Vested	(16,805,414)	25.07
Forfeited or cancelled	(9,876,472)	23.60

Unvested as of December 31, 2024	70,983,422	19.53

Schedule of service-based share options activity
A summary of activities of the service-based share options for the years ended December 31, 2022, 2023 and 2024 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$ in millions
Outstanding as of December 31, 2021	2,937,112	6.95	2.9	82

Exercised	(620,476)	5.70
Forfeited or cancelled	(2,500)	3.96

Outstanding as of December 31, 2022	2,314,136	7.29	2.2	48

Exercised	(1,485,726)	4.44
Forfeited or cancelled	(24,590)	11.65

Outstanding as of December 31, 2023	803,820	12.43	3.7	2

Exercised	(122,670)	13.01
Forfeited or cancelled	(35,410)	14.98

Outstanding as of December 31, 2024	645,740	12.18	3.3	3

Vested and expected to vest as of December 31, 2024	645,740	12.18	3.3	3
Exercisable as of December 31, 2024	645,740	12.18	3.3	3